Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - Operative Expenses [Member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Personnel	€ (6,171)	€ (9,098)
Maintenance and lease	(1,044)	(1,301)
Third-party services	(7,619)	(7,002)
Legal and other professional services	(1,501)	(1,629)
Amortization and depreciation	(2,231)	(3,106)
Other	(553)	(1,152)
Total	€ (19,119)	€ (23,287)